Right-of-Use Assets and Operating Lease Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of non-current assets held for sale and discontinued operations [text block] [Abstract]
Schedule of carrying amounts of right-of-use assets
	2020	2019
As at January 1	$6,173,590	$5,927,711
New leases	532,978	2,321,780
Depreciation expense	(2,506,446)	(2,583,318)
Exchange difference	(9,771)	507,417
Net book amount at December 31	$4,190,351	$6,173,590